SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2013 item
Consolidation of Variable Interest Entities
Number of characteristics of a controlling financial interest	3
Mr. Bangxin Zhang
Consolidation of Variable Interest Entities
Voting interest in any vote pertaining to the appointment, removal, or replacement of a director	49.00%